Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Revenue

($ millions)	2023	2022
Electric and gas revenue
United States
ITC	2,098	1,911
UNS Energy	2,707	2,498
Central Hudson	1,329	1,307
Canada
FortisBC Energy	1,766	2,080
FortisAlberta	699	655
FortisBC Electric	460	429
Newfoundland Power	759	722
Maritime Electric	258	234
FortisOntario	217	220
Caribbean
Caribbean Utilities	388	349
FortisTCI	108	98
Total electric and gas revenue	10,789	10,503
Other services revenue (1)	374	409
Revenue from contracts with customers	11,163	10,912
Alternative revenue	150	(28)
Other revenue	204	159
Total revenue	11,517	11,043
(1)    Includes $308 million and $266 million from regulated operations for 2023 and 2022, respectively